Property and Equipment (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross		$ 1,079,408	$ 573,908
Accumulated depreciation		(567,366)	(496,153)
Property and equipment, net	$ 591,064	512,042	77,755
Finance lease right of use asset
Property and equipment, gross		451,561	0
Machinery and Equipment
Property and equipment, gross		281,633	240,295
Office Equipment
Property and equipment, gross		201,841	196,150
Devices
Property and equipment, gross		81,059	81,059
Software
Property and equipment, gross		38,126	38,126
Furniture and Fixtures Gross
Property and equipment, gross		22,929	16,019
Other Assets
Property and equipment, gross		$ 2,259	$ 2,259